UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21577
Name of registrant:		Alpha Hedge Fund
Address:			8150 N. Central Expwy #101, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2005 through June 30, 2006




                       ABBREVIATIONS USED IN THIS REPORT

AGR            AGREEMENT                INDEP        INDEPENDENCE
BD             BOARD                    INDUS        INDUSTRY
CERT           CERTIFICATE              INT          INTERNATIONAL
CHAR           CHAIRMAN                 MED          MEDICINES
COMM           COMMITTEE                MGMT         MANAGEMENT
CO             COMPANY                  MODI         MODIFIED
COMP           COMPENSATION             MTG          MEETING
CONT           CONTRIBUTION             NONEMP       NON-EMPLOYEE
CORP           CORPORATION              OPT          STOCK OPTIONS
DECLS          DECLASSIFY               PERF         PERFORMANCE
DEFER          DEFERRED                 PL           PLAN
DSHIPS         DIRECTORSHIPS            POL          POLITICAL
ECON           ECONOMIC                 PUR          PURCHASE
EMP            EMPLOYEE                 REP          REPORT
EXEC           EXECUTIVE                REV          REVENUES
EXP            COSTS                    SHAR         SHAREHOLDER
GOVT           GOVERNMENT               STD          STANDARDS
INC            INCORPORATED             SKT          STOCK
INCENT         INCENTIVE                SUST         SUSTAINABILITY






PROXY VOTING FROM 6/30/05 TO 6/30/06


Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

UST, Inc		05/02	Directors		CO	For	For
UST	902911106	05/02	Accounting Firm		CO	For	For
			05/02	Product Promotion	SHAR	Against	Against
			05/02	Board Classification	SHAR	Against	Against

Pfizer, Inc.		04/27	Directors		CO	For	For
PFE	717081103	04/27	Accounting Firm		CO	For	For
			04/27	Director Term Limits	SHAR	Against	Against
			04/27	Phar Price Restraint	SHAR	Against	Against
			04/27	Cunulative voting	SHAR	Against	Against
			04/27	Separation Chairman/CEO	SHAR	Against	Against
			04/27	Report Political Cont	SHAR	Against	Against
			04/27	Policy on Animal Care	SHAR	Against	Against
			04/27	Fin Cont Anim test meth	SHAR	Against	Against

GAP, Inc		05/09	Directors		CO	For	For
GPS	364760108	05/09	Accounting Firm		CO	For	For
			05/09	2006 Long Term Incen Pl	CO	For	For

Valassis Communications	05/09	Directors		CO	For	For
VCI	918866104	05/09	Annual Bonus Plan-IRS	CO	For	For
			05/09	Accounting Firm		CO	For	For

LIZ Claiborne Inc	05/18	Directors		CO	For	For
LIZ	539320101	05/18	Accounting Firm		CO	For	For
			05/18	Stockholder Proposal	SHAR	Against	Against

Deluxe Corporation	04/26	Directors		CO	For	For
DLX	248019101	04/26	Accounting Firm		CO	For	For

Radioshack Corp.	05/18	Directors		CO	For	For
RSH	750438103







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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) ALPHA HEDGE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/14/06